Property, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 193,473
Arizona [Member] | Cash-generating units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital works in progress - ROU assets (costs)	$ 5,413	5,112
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	94,956	193,473
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 94,956	$ 0